PROPERTY AND EQUIPMENT (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 41,785	$ 32,467
Less: accumulated depreciation and amortization	(24,711)		(24,711)		(16,595)	(5,144)
Property and equipment, net	25,131		25,131		25,190	27,323
Depreciation	2,419	2,962	8,116	8,490	11,451	5,144
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					9,147	4,982
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					19,821	14,668
Warehouse fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					7,564	7,564
Warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 5,253	$ 5,253